EQUITY - Narrative (Details)				12 Months Ended
		Nov. 07, 2023 USD ($)	Feb. 02, 2023 $ / shares	Dec. 31, 2023 USD ($) subsidiary $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Mar. 15, 2022 shares	Dec. 31, 2020 USD ($)
Equity				$ 18,532,000,000		$ 18,429,000,000		$ 13,017,000,000		$ 11,337,000,000
Number of shares issued | shares				72,954,450		72,955,585		0
Dividends recognised as distributions to owners		$ 750,000,000
Decrease through other distributions to owners, equity				$ 5,197,000,000	[1]	$ 2,496,000,000	[1]	$ 2,129,000,000
Limited partners				$ 482,000,000		$ 36,000,000		258,000,000
Weighted average number of redemptions exchange units (in shares) | shares				69,700,000		69,700,000
Redemption-exchange units, LP units held, exchange ratio (in shares) | shares				1
Exchange ratio, exchangeable shares (in shares) | shares									0.5
Issue of equity						$ 1,475,000,000		(83,000,000)
Preferred equity security subscription under partnership maximum amount related party transactions				$ 1,500,000,000
Preferred equity security subscription under partnership annual cumulative distribution percentage related party transactions				$ 725,000,000
Incentive distribution threshold reduction percentage				7.00%					33.33%
Remaining capacity available on the commitment		$ 25,000,000
Entities with joint control or significant influence over entity
Dividends recognised as distributions to owners				$ 0		$ 0
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares				$ 15.48		$ 31.53
Associates
Number of shares issued | shares									73,000,000
Distribution
Distributions declared (in dollars per share) | $ / shares			$ 0.25
Preferred securities
Equity				$ 740,000,000		$ 1,490,000,000		15,000,000		15,000,000
Decrease through other distributions to owners, equity	[1]			833,000,000		27,000,000
Interest of others in operating subsidiaries
Equity				12,216,000,000		12,835,000,000		8,734,000,000		7,845,000,000
Decrease through other distributions to owners, equity				$ 4,310,000,000	[1]	$ 2,419,000,000	[1]	$ 1,935,000,000
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				65.50%
Number of shares issued | shares				4		4		4
Repurchased and canceled (in shares) | shares				0		0
Conversion of exchangeable (in shares) | shares				0		0
Brookfield Asset Management Inc. | Preferred shareholder's capital
Issue of equity				$ 15,000,000
Preference shares subscription, number pf partnership's subsidiaries (in subsidiaries) | subsidiary				3
Preference shares subscription, cumulative preferencial cash dividend, in percentage of redemption value				5.00%
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners				$ 54,000,000		$ 50,000,000
Limited partners
Equity				$ 1,909,000,000		$ 1,408,000,000		$ 2,254,000,000		$ 1,928,000,000
Number of shares issued | shares				74,281,763		74,612,503		77,085,493
Decrease through other distributions to owners, equity				$ 19,000,000	[1]	$ 19,000,000	[1]	$ 20,000,000
Weighted average number of ordinary shares outstanding (in shares) | shares				74,500,000		75,300,000
Repurchased and canceled (in shares) | shares				331,875		2,525,490
Conversion of exchangeable (in shares) | shares				1,135		52,500
Converted to class C / LP units (in shares) | shares				(1,135)		(52,500)
Special limited partner units held by Brookfield
Number of shares issued | shares				4		4		4

[1]	See Note 19 for additional information on distributions and Unit repurchases.